Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Absolute Return Fund	10/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund – Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2015
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Portfolio Manager	2015
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	January 2017
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2015
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Portfolio Manager	2015
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	January 2017
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP258_05_002_(05/18)